Provisions and contingencies - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018
Disclosure of contingent liabilities [line items]
February 1, 2018	£ 1,641 [1]	£ 85
Unwinding of the discount factor	144
Additions		1,641
Unwinding of the discount factor		(85)
At October 31, 2018	1,785	1,641 [1]
Assumed contingent liabilities
Disclosure of contingent liabilities [line items]
February 1, 2018	1,466	0
Unwinding of the discount factor	142
Additions		1,466
Unwinding of the discount factor		0
At October 31, 2018	1,608	1,466
Dilapidations
Disclosure of contingent liabilities [line items]
February 1, 2018	150	85
Unwinding of the discount factor	0
Additions		150
Unwinding of the discount factor		(85)
At October 31, 2018	150	150
Royalties
Disclosure of contingent liabilities [line items]
February 1, 2018	25	0
Unwinding of the discount factor	3
Additions		25
Unwinding of the discount factor		0
At October 31, 2018	£ 28	£ 25

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’